UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:    9/30/12

Item 1.  Reports to Stockholders.

 Class A shares: PFFAX

Class C shares: PFFTX

Class I shares: PFFNX

Semi Annual Report

September 30, 2012

Distributed by Northern Lights Distributors, LLC

Member FINRA

Princeton Futures Strategy Fund
PORTFOLIO REVIEW
September 30, 2012 (Unaudited)

The Portfolio's performance figures* for the period ended September 30, 2012, as compared to its benchmark:
	Six	One	Inception** -
	Months	Year	September 30, 2012
Princeton Futures Strategy Fund Class A	2.03%	(5.16%	(1.64)%
Princeton Futures Strategy Fund Class A with load	(3.83)%	(10.58)%	(4.26)%
Princeton Futures Strategy Fund Class C	1.72%	(5.87)%	(5.93)%
Princeton Futures Strategy Fund Class I	2.24%	(4.95)%	(1.39)%
Barclay BTOP50 Index	0.32%	(2.69)%	1.77%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 4.91% for Class A shares, 5.65% for Class C shares and 4.66% for Class I shares per the August 1, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2011 there are 28 funds in the BTOP50 Index.

** Inception date is July 19, 2010 for Class A and Class I shares. Inception date is June 14, 2011 for Class C shares.

Holdings by Asset Class	% of Net Assets
Corporate Bonds & Notes	33.3%
U.S. Government & Agency Obligations	29.3%
Commodity Trading Advisors	15.0%
Money Market Fund	2.1%
Futures Contracts	1.9%
Exchange Traded Funds	0.3%
Forward Foreign Currency Exchange Contracts	0.1%
Options Written	0.0%	(1)
Other / Cash & Cash Equivalents	18.0%
	100.0%
(1) Amount represents less than 0.1%.
Please refer to the Consolidated Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

Shares				Value
	COMMODITY TRADING ADVISORS - 15.0%
28,461,180	Crabel Multi-Product Class A *			$ 30,155,679
14,384,790	Paskewitz Contrarian Stock Index *			13,924,834
8,504,361	Quantitative Global 3x Fund, Ltd. * + ++			10,633,128
10,823,619	The Tap Fund, Ltd. * + ++			10,445,778
	TOTAL COMMODITY TRADING ADVISORS (Cost $60,386,313)			65,159,419

	EXCHANGE TRADED FUNDS - 0.3%
	EQUITY FUNDS - 0.3%
3,998	iShares MSCI Australia Index Fund			95,112
2,603	iShares MSCI Canada Index Fund			74,159
5,408	iShares MSCI Hong Kong Index Fund			98,426
3,952	iShares MSCI Japan Index Fund			36,240
12,600	iShares MSCI Singapore Index Fund			168,966
4,135	SPDR S&P 500 Trust Unit Series 1			595,316
3,052	Vanguard International Equity Index F MSCI Europe			138,134
7,018	Vanguard International Equity Index F MSCI Emerging Markets			292,791
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,488,770)			1,499,144

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 33.3%
	AREOSPACE/DEFENSE - 0.6%
$ 2,725,000	Raytheon Co.	1.6250	10/15/2015	2,798,384

	AUTO MANUFACTURERS - 0.4%
1,860,000	Daimler Finance North America LLC - 144A **	1.7876	7/11/2013	1,874,229

	AUTO PARTS & EQUIPMENT - 0.5%
2,000,000	Johnson Controls, Inc.	2.6000	12/1/2016	2,099,060

	AUTOMOBILE ABS - 2.5%
4,537,327	AmeriCredit Automobile Receivables Trust	0.9100	10/8/2015	4,550,090
5,000,000	Ford Credit Auto Lease Trust	1.0300	7/15/2014	5,018,750
390,911	Volkswagen Auto Lease Trust	1.0000	2/20/2014	392,011
284,597	Volkswagen Auto Loan Enhanced Trust	0.4388	1/22/2013	284,597
392,813	Volkswagen Auto Loan Enhanced Trust Class A2	0.6700	12/20/2013	392,936
				10,638,384
	BANKS - 1.2%
5,000,000	The Toronto-Dominion Bank **	0.6281	7/26/2013	5,010,150
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)

Principal ($)		Coupon (%)	Maturity	Value
	BEVERAGES - 4.3%
7,250,000	Anheuser-Bush InBev Worldwide, Inc. **	0.9981	1/27/2014	$ 7,301,475
5,000,000	Diageo Capital PLC	5.5000	9/30/2016	5,854,200
2,350,000	PepsiCo, Inc.	0.5168	5/10/2013	2,352,961
3,000,000	PepsiCo, Inc. **	2.5000	5/10/2016	3,172,920
				18,681,556
	COMMERCIAL MBS - 0.2%
981,040	LB-UBS Commercial Mortgage Trust
	Class A5	4.8300	11/15/2027	998,552

	COMPUTERS - 0.4%
1,600,000	Hewlett-Packard Co.	2.3500	3/15/2015	1,628,592

	CREDIT CARD - 1.2%
5,000,000	GE Capital Credit Card Master Note Trust **	0.4508	9/15/2016	5,004,690

	DIVERSIFIED FINANCIAL SERVICES - 6.1%
1,933,000	American Express Co.	4.8750	7/15/2013	1,995,842
8,000,000	General Electric Capital Corp. **	1.1521	4/24/2014	8,042,560
5,000,000	General Electric Capital Corp. **	1.3096	1/7/2014	5,015,615
2,000,000	General Electric Capital Corp.	4.8750	3/4/2015	2,179,740
1,000,000	Harley-Davidson Financial Services, Inc.	1.1500	9/15/2015	1,001,010
2,000,000	HSBC Finance Corp.	6.3750	11/27/2012	2,016,960
1,000,000	National Rural Utilities Cooperative Finance Corp.	1.0000	2/2/2015	1,011,616
5,000,000	Toyota Motor Credit Corp.	0.8551	1/17/2014	5,016,950
				26,280,293
	GAS - 1.1%
4,000,000	National Grid PLC	6.3000	8/1/2016	4,634,320

	MEDIA - 1.4%
5,000,000	TCI Communications, Inc.	8.7500	8/1/2015	6,055,400

	MINING - 2.6%
5,000,000	Barrick Gold Corp.	1.7500	5/30/2014	5,075,450
2,750,000	BHP Billiton Finance USA Ltd.	5.5000	4/1/2014	2,951,548
3,000,000	Rio Tinto Finance USA Ltd.	5.8750	7/15/2013	3,127,080
				11,154,078
	OIL & GAS - 3.4%
5,000,000	BP Capital Markets PLC **	0.8619	6/6/2013	5,018,150
1,750,000	ConocoPhillips	4.7500	10/15/2012	1,752,573
860,000	ConocoPhillips	4.7500	2/1/2014	907,377
2,000,000	Shell International Finance BV	3.1000	6/28/2015	2,137,200
5,000,000	Total Capital Canada Ltd. **	0.5275	5/13/2013	5,005,900
				14,821,200
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)

Principal ($)		Coupon (%)	Maturity	Value
	PHARMACEUTICALS - 1.0%
4,065,000	Wyeth	5.5000	2/1/2014	$ 4,340,729

	RETAIL - 1.1%
2,000,000	Home Depot, Inc.	5.4000	3/1/2016	2,314,120
2,437,000	Wal-mart Stores, Inc.	3.2000	5/15/2014	2,550,223
				4,864,343
	TELECOMMUNICATIONS - 5.3%
5,000,000	AT&T, Inc.	2.9500	5/15/2016	5,371,600
5,000,000	Cisco Systems, Inc. **	0.6443	3/14/2014	5,019,700
10,000,000	Verizon Communications, Inc. Series A **	0.9723	3/28/2014	10,077,260
2,613,000	Verizon Virginia, Inc. Series A	4.6250	3/15/2013	2,657,055
				23,125,615

	TOTAL CORPORATE BONDS & NOTES (Cost $142,418,002)			144,009,575

	GOVERNMENT & AGENCY OBLIGATIONS - 29.3%
5,000,000	Federal Home Loan Banks **	0.1670	11/26/2012	5,000,350
5,000,000	Federal Home Loan Banks **	0.2888	12/20/2012	5,001,400
5,000,000	Federal Home Loan Mortgage Corp. **	0.2005	11/4/2013	5,002,050
7,000,000	United States Treasury Note/Bond	0.3750	11/15/2014	7,017,500
8,000,000	United States Treasury Note/Bond	0.6250	7/15/2014	8,055,000
37,000,000	United States Treasury Note/Bond	1.0000	10/31/2016	37,784,803
5,000,000	United States Treasury Note/Bond	1.3750	1/15/2013	5,017,773
10,000,000	United States Treasury Note/Bond	1.3750	11/30/2015	10,323,438
13,000,000	United States Treasury Note/Bond	1.7500	5/31/2016	13,632,226
4,000,000	United States Treasury Note/Bond	2.0000	1/31/2016	4,217,813
10,000,000	United States Treasury Note/Bond	2.3750	3/31/2016	10,690,234
7,500,000	United States Treasury Note/Bond	2.5000	4/30/2015	7,926,563
7,000,000	United States Treasury Note/Bond	2.7500	10/31/2013	7,192,227
	TOTAL GOVERNMENT &
	AGENCY OBLIGATIONS (Cost $126,066,157)			126,861,377

Contracts	PURCHASED PUT OPTIONS - 0.0%
35	CBOE Volatility Index			88
	Expiration October 17, 2012, Exercise Price $13
20	CBOE Volatility Index			1,000
	Expiration October 17, 2012, Exercise Price $15
17	Euro Millings Wheat			10,277
	Expiration January 1, 2013, Exercise Price $15
	TOTAL PURCHASED OPTIONS (Cost $14,720)			11,365

See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)

Shares
	MONEY MARKET FUND - 2.1%
8,884,995	BlackRock Liquidity Funds T-Fund Portfolio + (Cost $8,884,995)			$ 8,884,995

	TOTAL INVESTMENTS - 80.0% (Cost $339,258,957) (a)			$ 346,425,875
	OTHER ASSETS LESS LIABILITIES - 20.0%			86,877,262
	TOTAL NET ASSETS - 100.0%			$ 433,303,137

* Non-Income producing investment.
** Floating rate security - interest rate subject to periodic change.
+ All or a portion of this investment is a holding of PFS Fund Limited.
++ Restricted securities. The aggregate value of such securities is 4.9% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
^ All or a portion of this investment is a holding of AlphaMetrix Stratetgies Offshore Fund Ltd, a commodity pool.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 7,504,350
			Unrealized depreciation:	(337,432)
			Net unrealized appreciation:	$ 7,166,918

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
September 30, 2012 (Unaudited)
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
99	3Mo Euro Euribor	Dec-12	$ 31,330,967	$ 109,712
54	3Mo Euro Euribor	Dec-13	17,196,292	62,525
230	3Mo Euro Euribor	Jun-13	73,656,983	88,833
53	3Mo Euro Euribor	Jun-14	16,511,678	39,735
212	3Mo Euro Euribor	Mar-13	67,691,216	116,859
53	3Mo Euro Euribor	Mar-14	16,893,458	73,029
70	3Mo Euro Euribor	Sep-13	22,407,273	69,704
49	3Mo Euro Euribor	Sep-14	15,976,472	19,883
8	3Mo Euroyen	Sep-13	2,536,558	(769)
99	90 Day Bank Bill	Jun-13	101,859,837	59,793
19	90Day Euro$	Mar-13	4,734,563	663
336	90Day Sterling	Dec-12	64,287,803	249,524
130	90Day Sterling	Dec-13	25,307,735	26,147
225	90Day Sterling	Jun-13	45,160,154	17,028
30	90Day Sterling	Jun-14	5,820,084	6,032
36	90Day Sterling	Mar-14	7,026,751	6,234
116	90Day Sterling	Sep-13	23,138,712	9,341
44	90Day Sterling	Sep-14	8,858,126	5,588
485	A$ Currency	Dec-12	49,969,550	(361,485)
33	Aust 10Yr Bond	Dec-12	4,376,552	67,716
181	Aust 3Yr Bond	Dec-12	20,927,103	108,196
595	BP Currency	Dec-12	60,005,750	220,281
12	Brent Crude	Dec-13	1,261,560	5,120
73	Brent Crude	Dec-14	7,300,730	(59,690)
47	Brent Crude	Nov-12	5,282,330	(5,890)
17	British GBP/Japan Yen	Dec-12	3,431,059	7,753
544	C$ Currency	Dec-12	55,210,560	(426,795)
39	Cac40 10 Euro	Oct-12	1,695,013	(70,681)
21	CAD Bank Accept	Jun-13	5,316,688	5,343
42	CAD Bank Accept	Mar-13	10,606,061	6,310
24	CAN 10Yr Bond	Dec-13	3,357,876	7,500
119	Canola (WCE)	Nov-12	1,403,570	(42,387)
196	CHF Currency	Dec-12	26,090,050	(55,225)
2	CHF/JPY	Dec-12	528,047	(11,310)
100	Cocoa	Dec-12	2,516,000	66,680
79	Cocoa Future Option	Dec-13	184,698	(33,378)
24	Cocoa Future Option	Mar-13	33,360	3,600
18	Cocoa Future Option	Nov-12	16,920	4,860
42	Cocoa LIF	Jul-13	1,096,357	11,492
1	Cocoa LIF	Mar-13	25,498	(48)
134	Coffee 'C'	Dec-12	8,718,375	15,399
3	Coffee 'C'	Jul-13	205,819	2,306
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
September 30, 2012 (Unaudited)
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
12	Coffee Robusta 10Tn	Nov-12	$ 5,880	$ 1,590
251	Copper	Dec-12	23,581,450	666,967
30	Corn Cso	Dec-12	7,875	(1,125)
283	Corn Future Cbot	Dec-12	10,700,938	265,107
17	Corn Future Cbot	Dec-13	535,925	16,598
100	Corn Future Cbot	Mar-13	3,797,500	(73,717)
85	Corn Future Cbot	Sep-13	2,800,750	(72,577)
46	Corn Future Option	Dec-12	19,200	1,693
88	Corn Future Option	Mar-13	139,425	(19,615)
64	Corn Future Option	Dec-12	400	-
84	Corn Future Option	Dec-12	525	(738)
37	Corn Future Option	Dec-12	925	(2,250)
82	Crude Oil	Dec-12	7,589,920	(14,620)
7	Crude Oil	Dec-14	635,390	(17,570)
9	Crude Oil	Dec-15	796,590	(14,040)
83	Crude Oil	Jun-14	7,623,550	(442,662)
2	Crude Oil	Jun-15	178,700	(3,940)
104	Crude Oil	Nov-12	9,587,760	(61,630)
128	Crude Oil	Oct-13	11,983,360	(81,939)
15	Crude Oil	Sep-13	1,406,700	5,846
58	Crude Oil	Sep-14	5,286,700	(552,740)
16	Dax Index	Dec-12	3,727,125	(46,593)
27	Dj Euro Stoxx 50	Dec-12	857,858	(24,670)
154	Djia Mini E-Cbot	Dec-12	10,283,350	(115,940)
163	Euro Fx Currency	Dec-12	26,206,325	(40,850)
29	Euro/Japanese Yen	Dec-12	4,674,228	(87,194)
257	Euro-Bobl	Dec-12	41,236,499	42,015
34	Euro-Btp Future	Dec-12	4,496,327	249,419
188	Euro-Bund	Dec-12	34,086,651	88,579
184	Eurodollar	Dec-13	45,827,500	108,105
269	Eurodollar	Jun-13	67,021,350	30,213
1	Eurodollar	Sep-13	249,125	125
23	Eurodollar	Sep-14	5,722,113	1,425
571	Euro-Schatz	Dec-12	81,584,439	23,243
3	Euroswiss	Mar-13	804,586	(80)
5	Fooj-A	Nov-12	84,863	(893)
153	Ftse 100 Index	Dec-12	14,152,463	(271,136)
5	Gas Oil (Ice)	Nov-12	487,250	(12,225)
25	Gas Oil (Ice)	Oct-12	2,451,875	(19,850)
132	Gasoline Rbob	Dec-12	15,478,848	560,558
74	Gasoline Rbob	Nov-12	9,075,671	136,603
438	Gold 100 Oz	Dec-12	77,696,820	3,517,942
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
September 30, 2012 (Unaudited)
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
70	Hang Seng Index	Oct-12	$ 9,423,604	$ 84,303
7	Heating Oil	Apr-13	895,994	(4,843)
11	Heating Oil	Dec-12	1,452,297	26,657
24	Heating Oil	Feb-13	3,130,747	68,090
5	Heating Oil	Jun-13	636,006	(23,184)
66	Heating Oil	Mar-13	8,536,374	(104,202)
4	Heating Oil	May-13	513,458	4,670
68	Heating Oil	Nov-12	9,022,675	(30,454)
3	Ibex 35 Index	Oct-12	299,840	(13,178)
1	JAP Govt Bnd-Smx-New	Dec-12	182,817	333
72	JPN 10Y Bond	Dec-12	131,885,030	270,024
216	JPN Yen	Dec-12	34,646,400	(34,900)
51	Lean Hogs CME	Dec-12	1,504,500	11,516
42	Lean Hogs CME	Feb-13	1,348,200	35,785
27	Lean Hogs CME	Oct-12	833,490	7,650
17	Live Cattle	Dec-12	847,960	(7,424)
6	Live Cattle	Feb-13	308,220	(426)
12	Live Cattle Option	Dec-12	3,240	(11,250)
12	Live Cattle Option	Apr-13	3,480	(5,560)
24	Live Cattle Option	Jun-13	17,280	2,180
69	LME Aluminum HG	Dec-12	3,646,650	165,838
3	LME Copper	Dec-12	615,863	(6,088)
25	LME Copper	Nov-12	5,131,250	133,182
31	LME London Aluminum	Nov-12	1,630,794	28,369
91	LME London Aluminum	Oct-12	4,753,044	83,020
42	LME London Lead	Dec-12	2,395,050	50,525
41	LME London Lead	Nov-12	2,339,306	310,706
39	LME London Nickel	Nov-12	4,319,406	90,150
1	LME London Tin	Dec-12	109,200	6,700
1	LME London Tin	Nov-12	109,300	18,410
1	LME London Zinc	Nov-12	52,188	(1,200)
24	LME Nickel	Dec-12	2,660,544	227,574
38	LME Zinc	Dec-12	1,991,913	(8,925)
102	London Gilt	Dec-12	19,715,217	88,609
11	Lumber	Jan-13	354,167	8,300
205	Lumber	Nov-12	6,291,450	(461,254)
776	Mexican Peso	Dec-12	29,934,200	348,275
8	Milk	Apr-13	297,920	(6,880)
34	Milk	Dec-12	1,350,480	(16,680)
14	Milk	Feb-13	535,080	(4,960)
45	Milk	Jan-13	1,747,800	110,302
10	Milk	Mar-13	378,400	(4,080)
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
September 30, 2012 (Unaudited)
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
9	Milk	May-13	$ 334,980	$ (4,660)
28	Milk	Nov-12	1,166,480	41,280
23	Milk	Oct-12	959,560	30,420
1	Milk	Sep-12	37,960	20
394	Mill Wheat Euro	Nov-12	6,845,378	1,660,132
49	Mini Msci Emg Mkt	Dec-12	2,435,300	(69,335)
54	Msci Sing IX ETS	Oct-12	3,097,018	(13,206)
273	Msci Taiwan Index	Oct-12	7,518,420	(17,280)
128	Nasdaq 100 E-Mini	Dec-12	7,147,520	(70,524)
15	Natural Gas	Dec-12	542,250	25,910
16	Natural Gas	Dec-13	667,200	39,578
6	Natural Gas	Feb-13	226,800	30,210
43	Natural Gas	Mar-13	1,613,360	142,290
355	Natural Gas	Nov-12	11,786,000	751,853
6	Natural Gas	Nov-13	238,740	3,349
21	Natural Gas	Sep-13	807,870	55,687
43	New Zealand $	Dec-12	3,542,770	39,130
5	Nikkei 225	Dec-12	283,881	(2,691)
1	Norwegian Krone	Dec-12	348,260	1,360
27	Oat Cbot	Dec-12	500,175	2,025
63	Omxs30 Index	Oct-12	1,041,240	(22,789)
72	Palladium	Dec-12	4,613,760	(108,430)
36	Platinum Tcom	Aug-13	960,669	25,779
52	Platinum	Jan-13	4,340,180	98,530
46	Red Wheat MGE	Dec-12	2,204,550	(25,498)
17	Red Wheat MGE	May-13	826,413	2,739
38	Robusta Coffee (10Tn)	Nov-12	829,160	8,740
101	Rough Rice (Cbot)	Nov-12	3,125,950	(35,178)
1	Rubber Tcom	Mar-13	16,780	429
42	Russell 2000 Mini	Dec-12	3,504,480	(104,645)
11	S&P 500 Future	Dec-12	3,944,050	(44,825)
35	S&P Mid 400 Emini	Dec-12	3,452,750	(115,390)
1	S&P/Mib IDX	Dec-12	98,267	(5,082)
59	S&P/TSX 60 IX	Dec-12	8,512,495	(150,267)
402	S&P500 Emini Fut	Dec-12	28,827,420	(11,450)
4	Sa Rand Currency	Dec-12	237,600	2,200
137	Silver	Dec-12	23,685,245	981,420
69	Soybean Cbt	Jul-13	5,163,788	(91,722)
33	Soybean Cbt	Mar-13	2,581,013	(33,233)
132	Soybean Cbt	May-13	(1,369,350)	55,286
124	Soybean Cbt	Nov-12	9,926,200	288,588
72	Soybean Meal Cbt	Dec-12	3,505,680	519,080
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
September 30, 2012 (Unaudited)
Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
1	Soybean Oil Cbot	Dec-12	$ 31,596	$ (3,174)
15	Soybean Oil Cbot	Jul-13	484,920	(13,802)
1	Soybean Oil Cbot	May-13	32,220	(2,628)
8	Soybean Future Option	Jul-13	22,563	(4,536)
14	Soybean Future Option	Mar-13	46,725	7,794
4	Soybean Future Option 1600	May-13	15,700	(6,650)
3	Soybean Future Option 2000	May-13	2,700	(3,063)
22	Spi 200	Dec-12	2,521,089	(19,834)
1	Sugar #11 (World)	Jul-13	22,949	-
40	Sugar #11 (World)	Mar-13	914,816	6,235
6	Sugar (World) Option	Nov-12	4,704	1,478
1	Swiss Fed Bond	Dec-12	159,009	(255)
1	Topix Index	Dec-12	94,195	(64)
360	US 10Yr Note	Dec-12	48,054,375	223,594
93	US 2Yr Note (Cbt)	Dec-12	20,509,406	8,719
830	US 5Yr Note (Cbt)	Dec-12	103,445,235	165,235
120	US Long Bond (Cbt)	Dec-12	17,925,000	12,601
245	Wheat Future Kansas	Dec-12	11,361,875	164,553
11	Wheat Future Kansas	Jul-13	491,975	2,811
68	Wheat Future Kansas	Mar-13	3,194,300	76,807
111	Wheat Future(Cbt)	Dec-12	5,008,875	501,382
19	Wheat Future Option 500	Dec-12	119	(244)
7	Wheat Future Option 900	Mar-13	25,988	1,775
44	White Sugar No. 5 (LIF)	Dec-12	1,263,900	(16,705)
93	White Sugar No. 5 (LIF)	Mar-13	2,616,555	85,945
263	WTI Crude Oil Spread Dec - Jan -0.25	12/12-1/13	19,890	(4,550)
123	WTI Crude Oil Spread Dec - Jan -0.50	12/12-1/13	8,610	2,460
30	WTI Crude Oil Spread Dec - Jan -0.75	12/12-1/13	600	(300)
68	WTI Crude Oil Spread Feb - Mar	2/12-3/13	4,080	(7,370)
15	WTI Crude Oil Spread J3-K3	Jan-13	2,550	(3,000)
158	WTI Crude Oil Spread Jan - Feb	1/13-2/13	14,190	(11,810)
15	WTI Crude Oil Spread K3-M3	Mar-13	3,450	(2,100)
15	WTI Crude Oil Spread M3-N3	Nov-13	4,350	(1,200)
68	WTI Crude Oil Spread Mar - Apr	3/13-4/13	6,800	(4,650)
263	WTI Crude Oil Spread Nov - Dec -0.25	11/12-12/12	11,870	(11,290)
30	WTI Crude Oil Spread Nov - Dec -0.75	11/12-12/12	300	(600)
	Net Unrealized Gain from Open Long Futures Contracts			$ 10,622,036

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
September 30, 2012 (Unaudited)
Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
13	3Mo Euroyen	Dec-12	$ (4,142,164)	$ 609
18	3Mo Euroyen	Jun-13	(5,731,499)	(32)
3	3Mo Euroyen	Mar-13	(963,471)	-
12	3Mo Euroyen	Sep-13	(3,834,326)	256
48	90Day Sterling	Jun-13	(9,680,543)	(5,044)
46	90Day Sterling	Mar-13	(9,234,098)	(1,695)
12	Brent Crude	Dec-12	(1,338,960)	(4,160)
63	Brent Crude	Dec-13	(6,623,190)	(335,990)
10	Brent Crude	Jun-14	(1,024,600)	(750)
18	Brent Crude	Nov-12	(2,023,020)	(14,660)
2	Cac40 10 Euro	Oct-12	(86,163)	1,837
16	CAD Bank Accept	Jun-13	(4,022,014)	(5,725)
14	CAD Bank Accept	Sep-13	(3,536,054)	(5,546)
7	CAN 10YR Bond	Dec-12	(983,007)	(7,602)
76	Cattle Feeder	Nov-12	(5,485,300)	136,579
37	Cattle Feeder	Oct-12	(2,660,300)	26,650
45	CHF Currency	Dec-12	(5,990,063)	4,450
3	Cocoa	Dec-12	(75,480)	(1,470)
79	Cocoa Future Option	Dec-13	(50,793)	8,861
18	Cocoa Future Option	Nov-12	(2,160)	1,260
76	Cocoa LIF	Dec-13	(1,958,425)	17,012
23	Coffee 'C'	Dec-12	(1,496,438)	(23,831)
119	Coffee 'C'	Mar-13	(7,920,938)	19,482
27	Coffee Robust 10Tn	Nov-12	(1,890)	540
20	Copper Future	Dec-12	(1,879,000)	(40,500)
81	Corn Future Cbot	Jul-13	(3,033,450)	102,781
18	Corn Future Cbot	Mar-13	(683,550)	40,546
121	Corn Future Cbot	May-13	(4,576,825)	160,285
35	Corn Future Option	Dec-12	(1,706)	(144)
7	Corn Future Option	Dec-13	(6,606)	2,194
88	Corn Future Option	Mar-13	(251,900)	29,503
102	Corn Future Option 480	Dec-12	(638)	638
74	Corn Future Option 530	Dec-12	(463)	1,100
183	Cotton No.2	Dec-12	(6,464,475)	(87,377)
43	Crude Oil	Apr-13	(4,041,140)	227,593
5	Crude Oil	Apr-15	(448,650)	8,350
5	Crude Oil	Aug-15	(445,000)	12,000
58	Crude Oil	Dec-13	(5,414,300)	(57,904)
113	Crude Oil	Feb-13	(10,556,460)	264,691
5	Crude Oil	Feb-15	(451,200)	5,800
25	Crude Oil	Jan-13	(2,325,000)	39,649
5	Crude Oil	Jan-15	(452,500)	4,500
5	Crude Oil	Jul-15	(445,850)	11,150
100	Crude Oil	Jun-13	(9,412,000)	269,333
15	Crude Oil	Mar-13	(1,406,400)	27,825
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
September 30, 2012 (Unaudited)
Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
5	Crude Oil	Mar-15	$ (449,900)	$ 7,100
5	Crude Oil	May-15	(447,650)	9,350
2	Crude Oil	Nov-12	(184,380)	700
10	Crude Oil	Nov-13	(934,800)	(10,942)
5	Crude Oil	Nov-15	(443,050)	13,950
5	Crude Oil	Oct-15	(443,600)	13,400
5	Crude Oil	Sep-15	(444,250)	12,750
49	Crude Palm Oil	Dec-12	(1,018,838)	93,846
8	Djia Mini E-Cbot	Dec-12	(534,200)	(560)
249	Dollar Index	Dec-12	(19,926,225)	(80,521)
2	EUR/GBP Future	Dec-12	(323,191)	1,432
129	Euro Fx Currency	Dec-12	(20,739,975)	(33,388)
152	Euro-Bobl	Dec-12	(24,648,209)	(176,246)
51	Euro-Bund	Dec-12	(9,387,793)	(193,964)
16	Eurodollar	Dec-13	(3,985,000)	(3,325)
31	Eurodollar	Jun-13	(7,723,650)	(1,550)
14	Eurodollar	Jun-14	(3,484,775)	(575)
23	Eurodollar	Mar-14	(5,727,288)	(4,863)
35	Eurodollar	Sep-13	(8,719,375)	(1,975)
35	Euroswiss	Jun-13	(9,089,192)	4,254
29	Euroswiss	Mar-13	(7,713,545)	(1,808)
30	Euroswiss	Sep-13	(8,055,215)	(1,117)
131	Gasoline Rbob	Nov-12	(16,066,390)	(50,854)
58	Heating Oil	Dec-12	(7,657,566)	76,682
7	Heating Oil	Jan-13	(918,897)	1,491
41	Heating Oil	Nov-12	(5,440,142)	(117,440)
45	Japan Govt Bond-SMX	Dec-12	(8,310,759)	(23,453)
17	Lean Hogs	Dec-12	(501,500)	(10,020)
44	Lean Hogs	Jun-13	(1,728,760)	11,485
1	Lean Hogs	Oct-12	(30,870)	(840)
3	Live Cattle	Apr-13	(159,030)	4,537
62	Live Cattle	Dec-12	(3,092,560)	19,900
32	Live Cattle	Feb-13	(1,643,840)	45,259
18	Live Cattle	Oct-12	(878,940)	12,880
45	LME Aluminum HG	Dec-12	(2,378,250)	(268,600)
25	LME Copper	Nov-12	(5,131,250)	(440,313)
34	LME London Aluminum	Nov-12	(1,788,613)	(178,850)
91	LME London Aluminum	Oct-12	(4,753,044)	(373,669)
2	LME London Lead	Dec-12	(114,050)	(1,350)
40	LME London Lead	Nov-12	(2,282,250)	(390,213)
39	LME London Nickel	Nov-12	(4,319,406)	(738,102)
1	LME London Tin	Nov-12	(109,300)	(5,000)
17	LME Nickel	Dec-12	(1,884,552)	(288,354)
2	Lumber	Nov-12	(61,380)	341
34	Natural Gas	Apr-13	(1,268,200)	(111,250)
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
September 30, 2012 (Unaudited)
Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
9	Natural Gas	Aug-13	$ (346,140)	$ (21,259)
15	Natural Gas	Jul-13	(574,200)	(19,100)
164	Natural Gas	Oct-13	(6,363,200)	(575,953)
4	Nikkei 225 (Ose)	Dec-12	(455,166)	1,922
2	Red Wheat MGE	Dec-12	(95,850)	(2,458)
13	Red Wheat MGE	Jul-13	(629,363)	2,337
61	Rough Rice (Cbot)	Nov-12	(1,887,950)	55,020
66	Sa Rand Curr (Cme)	Dec-12	(3,920,400)	(28,313)
24	Silver Future	Mar-13	(4,158,600)	19,045
108	Soybean Future Cbt	Jan-13	(8,654,850)	608,412
39	Soybean Future Cbt	Jul-13	(2,918,663)	1,981
7	Soybean Future Cbt	Nov-12	(560,350)	(8,390)
11	Soybean Meal Cbt	Dec-12	(535,590)	29,700
15	Soybean Oil Cbot	Aug-13	(484,560)	12,213
51	Soybean Oil Cbot	Dec-12	(1,611,396)	(8,874)
4	Soybean Future Option 1900	May-13	(5,350)	3,600
101	Sugar #11 (World)	Mar-13	(2,309,910)	728
5	Sugar #11 (World)	Mar-14	(118,944)	(2,043)
9	Sugar #11 (World)	May-13	(206,237)	(683)
10	Sugar #11 (World)	Oct-13	(233,184)	(1,500)
12	Sugar (World) Option	Nov-12	(672)	224
91	US 2Yr Note (Cbt)	Dec-12	(20,068,344)	(8,094)
80	Wheat Future Kansas	May-13	(3,743,000)	(82,924)
225	Wheat Future (Cbt)	Dec-12	(10,153,125)	(177,169)
7	Wheat Future (Cbt)	Jul-13	(303,450)	3,067
1	Wheat Future (Cbt)	Mar-13	(45,613)	1,425
7	Wheat Future Option 900	Dec-12	(15,531)	306
			Net Unrealized Loss from Open Short Futures Contracts	$ (2,543,521)

			Net Unrealized Gain from Open Short Futures Contracts	$ 8,078,515

 *  The amounts shown are the underlying reference notional amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools (consolidated as of September 30, 2012) outlined in the Notes to Consolidated Financial Statements in this report, which totals approximately $86,503,499.

Options Written
September 30, 2012 (Unaudited)

Security** ++	Expiration Date	Exercise Price	Contracts	Value
Euro Milling Wheat	1/1/2013	13	3	(696)
CBOE Volatility Index	10/17/2012	17	55	(9,075)
				$ (9,771)
++ This instrument is a holding of PFS Fund Limited.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
September 30, 2012 (Unaudited)
Foreign Currency ++	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Buy:
Argentine Peso	12/11/2012	40,900,000	$ 8,324,598	$ 3,641
Brazilian Real	12/19/2012	1,000,000	488,776	1,161
Brazilian Real	10/2/2012	12,713,400	6,272,337	(27,663)
Brazilian Real	11/5/2012	12,713,400	6,245,346	22,286
Canadian Dollar	12/10/2012	3,330,000	3,383,408	(14,551)
Chilean Peso	12/11/2012	1,830,000,000	3,826,979	17,257
Chilean Peso	12/19/2012	600,000,000	1,253,468	2,947
Danish Krone	11/29/2012	7,870,000	1,358,501	4,826
Euro	10/10/2012	1,110,000	1,426,353	(58,223)
Hungarian Forint	12/17/2012	206,000,000	920,437	(7,909)
Indian Rupee	12/5/2012	283,000,000	5,316,684	93,557
Indian Rupee	12/19/2012	30,000,000	562,521	25,141
Indonesian Rupiah	12/19/2012	3,000,000,000	310,105	(2,232)
Israeli New Sheqel	11/29/2012	32,400,000	8,280,304	(24,727)
Malaysian Ringgit	12/11/2012	17,100,000	5,560,493	74,801
Malaysian Ringgit	12/24/2012	24,286,000	7,889,419	(10,581)
Mexican Peso	12/19/2012	70,400,000	5,426,181	(32,876)
New Taiwan Dollar	12/19/2012	30,000,000	1,024,233	5,558
Peruvian Nuevo Sol	10/15/2012	22,100,000	8,522,946	160,762
Philippine Peso	12/19/2012	80,000,000	1,917,791	(1,825)
Polish Zloty	12/19/2012	2,520,000	780,010	(21,848)
Polish Zloty	12/19/2012	1,000,000	309,528	(1,708)
Russian Ruble	12/19/2012	30,000,000	948,208	(8,899)
Russian Ruble	12/21/2012	52,956,020	1,673,109	(26,891)
Singapore Dollar	12/13/2012	3,840,000	3,130,392	19,695
Singapore Dollar	12/19/2012	2,400,000	1,956,511	2,034
Singapore Dollar	12/20/2012	7,778,000	6,340,735	41,688
South Korean Won	11/9/2012	6,510,000,000	5,842,443	96,432
South Korean Won	12/20/2012	1,500,000,000	1,343,338	19,302
South Korean Won	12/24/2012	6,997,000,000	6,264,914	95,536
Swedish Krona	12/10/2012	10,900,000	1,656,578	42,856
Swiss Franc	11/30/2012	1,730,000	1,842,276	(5,225)
Turkish Lira	12/19/2012	3,000,000	1,655,325	11,130
Turkish Lira	12/20/2012	9,418,800	5,196,388	11,187

See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
September 30, 2012 (Unaudited)
Foreign Currency ++	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Sell:
Brazilian Real	11/14/2012	4,000,000	$ 1,963,055	$ (13,928)
Brazilian Real	12/19/2012	1,000,000	488,776	(3,103)
Brazilian Real	10/20/2012	12,713,400	6,272,337	(20,972)
Brazilian Real	11/5/2012	12,713,400	6,245,346	(27,916)
British Pound Sterling	12/27/2012	2,270,000	3,662,872	(19,976)
Danish Krone	11/29/2012	7,870,000	1,358,501	(31,799)
Euro	10/10/2012	1,110,000	1,426,353	8,517
Indian Rupee	12/5/2012	283,000,000	5,316,684	(298,776)
Indonesian Rupiah	10/29/2012	77,200,000,000	8,032,268	(41,583)
Israeli New Sheqel	11/29/2012	32,400,000	8,280,304	(252,951)
Malaysian Ringgit	12/24/2012	12,511,777	4,064,509	(38,840)
New Taiwan Dollar	12/19/2012	10,000,000	341,411	(114)
Philippine Peso	12/19/2012	20,000,000	479,448	(4,163)
Russian Ruble	12/19/2012	10,000,000	316,069	(4,640)
Russian Ruble	12/21/2012	52,956,020	1,673,109	(15,644)
South African Rand	11/16/2012	31,500,000	3,759,274	57,473
Swiss Franc	11/30/2012	1,730,000	1,842,276	(30,757)

			Net Unrealized Loss on Forward Foreign Currency Exchange Contracts	$ (232,533)

++ This instrument is a holding of PFSMFS Fund Limited.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 339,258,957
At value	$ 346,425,875
Receivable for securities sold	1,252,099
Cash on deposit with brokers	78,456,421
Net unrealized appreciation from open futures contracts	8,078,515
Interest receivable	1,399,928
Receivable for Fund shares sold	354,348
Prepaid expenses and other assets	186,184
TOTAL ASSETS	436,153,370

LIABILITIES
Incentive fees payable	1,160,043
Investment advisory fees payable	600,652
Payable for Fund shares repurchased	404,478
Management fees payable	238,486
Net unrealized depreciation on forward foreign currency exchange contracts	232,533
Fees payable to other affiliates	48,310
Distribution (12b-1) fees payable	21,053
Options written, at fair value (premiums received $5,035)	9,771
Accrued expenses and other liabilities	134,907
TOTAL LIABILITIES	2,850,233
NET ASSETS	$ 433,303,137

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 464,390,104
Accumulated net investment loss	(22,532,514)
Accumulated net realized loss from security transactions	(23,271,154)
Net unrealized depreciation of investments	14,716,701
NET ASSETS	$ 433,303,137

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 69,647,956
Shares of beneficial interest outstanding	7,294,714
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.55
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$ 10.13

Class C Shares:
Net Assets	$ 10,502,506
Shares of beneficial interest outstanding	1,110,503
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.46

Class I Shares:
Net Assets	$ 353,152,675
Shares of beneficial interest outstanding	36,808,567
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.59

(a) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2012 (Unaudited)

INVESTMENT INCOME
Interest	$ 1,309,952
Dividends	15,507
Less: Foreign withholding taxes	(32)
TOTAL INVESTMENT INCOME	1,325,427

EXPENSES
Investment advisory fees	3,952,758
Distribution (12b-1) fees:
Class A	75,783
Class C	44,991
Management fees *	3,633,041
Incentive fees *	1,159,787
Platform fees *	614,243
Sponsor fees *	614,243
Trading costs *	821,385
Administrative services fees	183,639
Transfer agent fees	84,765
Non 12b-1 shareholder servicing	48,062
Accounting services fees	45,023
Custodian fees	30,173
Professional fees	23,048
Registration fees	23,564
Printing and postage expenses	10,631
Compliance officer fees	15,747
Trustees fees and expenses	3,251
Insurance expense	1,039
Interest expense	123
Other expenses	136,368
TOTAL EXPENSES	11,521,664

Less: Fees waived by the Advisor	(158,299)

NET EXPENSES	11,363,365
NET INVESTMENT LOSS	(10,037,938)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	(5,249,487)
Futures and forward foreign currency exchange contracts	8,286,682
Foreign currency transactions	(71,556)
Written options	(14,250)
2,951,389
Net change in unrealized appreciation (depreciation) of:
Security transactions	10,957,050
Futures and forward foreign currency exchange contracts	4,965,874
Foreign currency transactions	(191,895)
Written options	(6,811)
15,724,218
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,675,607
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,637,669

* This is an expense of AlphaMetrix Strategies Offshore Fund, Ltd.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	September 30,	Year Ended
	2012	March 31,
	(Unaudited)	2012 (a)
FROM OPERATIONS
Net investment loss	$ (10,037,938)	$ (16,217,057)
Net realized gain (loss) from security transactions, futures contracts, forward foreign exchange contracts, written options
and foreign currency transactions	2,951,389	(27,493,080)
Net change in unrealized appreciation (depreciation) of
futures contacts, forward foreign exchange contracts,
written options and foreign currency transactions	15,724,218	(1,258,386)
Net increase (decrease) in net assets resulting from operations	8,637,669	(44,968,523)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20,076,018	61,466,518
Class C	3,922,738	9,156,407
Class I	69,781,849	363,941,810
Payments for shares redeemed:
Class A	(8,142,652)	(23,050,212)
Class C	(1,666,527)	(586,300)
Class I	(135,249,164)	(96,743,234)
Net increase (decrease) in net assets from shares of beneficial interest	(51,277,738)	314,184,989

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,640,069)	269,216,466

NET ASSETS
Beginning of Period	475,943,206	206,726,740
End of Period *	$ 433,303,137	$ 475,943,206
*Includes accumulated net investment loss of:	$ (22,532,514)	$ (12,494,576)

(a) Class C Shares commenced operations on June 14, 2011.

See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	September 30,	Year Ended
	2012	March 31,
	(Unaudited)	2012 (a)
SHARE ACTIVITY
Class A:
Shares Sold	2,135,780	6,211,332
Shares Reinvested	-	-
Shares Redeemed	(870,389)	(2,353,130)
Net increase in shares of beneficial interest outstanding	1,265,391	3,858,202

Class C:
Shares Sold	421,698	932,244
Shares Redeemed	(181,671)	(61,768)
Net increase in shares of beneficial interest outstanding	240,027	870,476

Class I:
Shares Sold	7,420,787	36,106,902
Shares Reinvested	-	-
Shares Redeemed	(14,420,375)	(9,902,307)
Net increase (decrease) in shares of beneficial interest outstanding	(6,999,588)	26,204,595

(a) Class C Shares commenced operations on June 14, 2011.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Six Months Ended
	September 30,	Year Ended	Period Ended
	2012	March 31,	March 31,
	(Unaudited)	2012	2011 (1)
Net asset value, beginning of period	$ 9.36	$ 10.44	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.22)	(0.43)	(0.14)
Net realized and unrealized
gain (loss) on investments	0.41	(0.65)	0.68
Total from investment operations	0.19	(1.08)	0.54

Less distributions from:
Net investment income	-	-	(0.08)
Net realized gains	-	-	(0.02)
Total distributions	-	-	(0.10)

Net asset value, end of period	$ 9.55	$ 9.36	$ 10.44

Total return (3)(6)	2.03%	(10.35)%	5.40%

Net assets, at end of period (000s)	$ 69,648	$ 56,415	$ 22,673

Ratio of gross expenses to average
net assets (4)(5)	5.45%	5.01%	2.95%	(7)
Ratio of net expenses to average
net assets (5)	5.37%	4.91%	2.20%	(7)
Ratio of net investment loss
to average net assets (5)	(4.77)%	(4.36)%	(1.87)%	(7)

Portfolio Turnover Rate (6)	27%	85%	7%
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

(1)	The Princeton Futures Strategy Fund's Class A shares commenced operations July 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended
March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average			7.48%
net assets (4)(5)
Ratio of net expenses to average
net assets (5)			6.73%
Ratio of net investment loss
to average net assets (5)			(6.38)%
Portfolio Turnover Rate (6)			7%

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Six Months Ended
	September 30,	Period Ended
	2012	March 31,
	(Unaudited)	2012 (1)
Net asset value, beginning of period	$ 9.30	$ 10.24

Activity from investment operations:
Net investment loss (2)	(0.26)	(0.39)
Net realized and unrealized gain
(loss) on investments	0.42	(0.55)
Total from investment operations	0.16	(0.94)

Less distributions from:
Net investment income	-	-
Net realized gains	-	-
Total distributions	-	-

Net asset value, end of period	$ 9.46	$ 9.30

Total return (3)(6)	1.72%	(9.18)%

Net assets, at end of period (000s)	$ 10,503	$ 8,097

Ratio of gross expenses to average
net assets (4)(5)	6.20%	5.78%
Ratio of net expenses to average
net assets (5)	6.12%	5.65%
Ratio of net investment loss
to average net assets (5)	(5.52)%	(5.07)%

Portfolio Turnover Rate (6)	27%	85%

(1)	The Princeton Futures Strategy Fund's Class C shares commenced operations June 14, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.

See accompanying notes to financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Six Months Ended
	September 30,	Year Ended	Period Ended
	2012	March 31,	March 31,
	(Unaudited)	2012	2011 (1)
Net asset value, beginning of period	$ 9.39	$ 10.46	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.21)	(0.41)	(0.12)
Net realized and unrealized
gain (loss) on investments	0.41	(0.66)	0.69
Total from investment operations	0.20	(1.07)	0.57

Less distributions from:
Net investment income	-	-	(0.09)
Net realized gains	-	-	(0.02)
Total distributions	-	-	(0.11)

Net asset value, end of period	$ 9.59	$ 9.39	$ 10.46

Total return (3)(6)	2.24%	(10.23)%	5.65%

Net assets, at end of period (000s)	$ 353,153	$ 411,431	$ 184,054

Ratio of gross expenses to average
net assets (4)(5)	5.20%	4.75%	2.44%	(7)
Ratio of net expenses to average
net assets (5)	5.12%	4.66%	1.95%	(7)
Ratio of net investment loss
to average net assets (5)	(4.52)%	(4.12)%	(1.61)%	(7)

Portfolio Turnover Rate (6)	27%	85%	7%
See accompanying notes to financial statements.
Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

(1)	The Princeton Futures Strategy Fund's Class I shares commenced operations July 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized for periods less than one full year.
(6) Not annualized.
(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended
March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average			6.97%
net assets (4)(5)
Ratio of net expenses to average
net assets (5)			6.48%
Ratio of net investment loss
to average net assets (5)			(6.13)%
Portfolio Turnover Rate (6)			7%

See accompanying notes to financial statements.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2012 (Unaudited)

1.

ORGANIZATION

The Princeton Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks to achieve capital appreciation and manage volatility as a secondary objective. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Adviser’s discretion.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.   Investments in Commodity Trading Advisors’ Managed Futures Programs are valued at a fair value based on the net asset value as reported by Commodity Trading Advisors.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Forward Currency Contracts - As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the consolidated statement of operations. For the six months ended September 30, 2012, the Fund had realized losses of $3,104,819 from forward currency contracts.

Futures Contract - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the consolidated statement of assets and liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the six months ended September 30, 2012, the Fund had realized gain of $11,319,945 from futures contracts.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended September 30, 2012, the Fund had realized loss of $14,250 from options contract written.

The following table summarizes the Fund's written option activity:

Option Contracts	Number of Option Contracts	Premium
Outstanding at March 31, 2012	126	$ 4,910
Options written	759	44,587
Options terminated in closing purchase transactions	(701)	(39,552)
Options expired	(126)	(4,910)
Outstanding at September 30, 2012	58	$ 5,035

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	65,159,419	-	$ 65,159,419
Exchange Traded Funds	1,499,144	-	-	1,499,144
Corporate Bonds & Notes	$ -	144,009,575	-	144,009,575
U.S. Government & Agency Obligations	-	126,861,377	-	126,861,377
Purchased Option Contracts	11,365	-	-	11,365
Short-Term Investments	8,884,995	-	-	8,884,995
Open Futures Contracts	8,078,515	-	-	8,078,515
Total	$ 18,474,019	$ 336,030,371	$ -	$ 354,504,390
Liabilites *	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ -	232,533	-	$ 232,533
Total	$ -	$ 232,533	$ -	$ 232,533

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

* See Portfolio of Investments for industry classification.

The Fund is required to provide additional qualitative disclosures for each investment in a non-registered fund whose fair value constitutes more than five percent of the Fund’s net asset balance. As of September 30, 2012, investments that exceeded five percent of the Fund’s net assets balance are as follows:

	% of	Investment	Redemptions
Investee Fund	Net Assets	Objective	Permitted

Crabel Multi-Product Class A	7.0%	Speculative Trading	Last business day of the month (with 5 days written notice) *

* Withdrawals may also be made on other business days, subject to additional conditions. The control board of the investee fund may temporarily suspend the Fund’s right to withdraw capital.

Consolidation of Subsidaries – The consolidated financial statements of the Fund include PFS Fund Limited (“PFSFL”), a wholly-owned and controlled foreign subsidiary. The consolidated financial statements of PFSFL include the financial statements of AlphaMetrix Strategies Offshore Fund, Ltd. (ASOF). The Fund consolidates the results of subsidiaries in which the fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the PFSFL is as follows:

PFS Fund Limited ("PFSFL") *
September 30, 2012
	Fair Value of Systematic Trading Companies	$ 107,582,405
	Other Assets	$ 40,271
	Total Net Assets	$ 107,622,676

	Percentage of the Fund's Total Net Assets	24.84%

* PFSFL commenced operations on August 23, 2010

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

ASOF is a majority owned commodity pool (CP) subsidiary which invests in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs.  CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts.  It is anticipated the CTA programs used by ASOF will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  As of September 30, 2012, PFSFL had 100% ownership in ASOF.

For tax purposes, PFSFL is an exempted Cayman investment company.  PFSFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, PFSFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, PFSFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended September 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts

Net realized gain (loss) from futures and forward foreign currency exchange contracts

Net realized gain (loss) from written options

Net change in unrealized appreciation/depreciation from futures and forward foreign currency exchange contracts

Net change in unrealized appreciation/depreciation from written options

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2012:

Unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Six Months Ended September 30, 2012
Futures/Options Written	$ 6,568,036	$ (152,124)	$ (3,528,124)	$ 1,546,817	$ 4,434,605
Forward Foreign Exchange Contracts	-	524,458	-	-	524,458
	$ 6,568,036	$ 372,334	$ (3,528,124)	$ 1,546,817	$ 4,959,063

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Six Months Ended September 30, 2012
Futures/Options Written	$ 6,136,553	$ 8,630,568	$ (2,978,978)	$ (482,448)	$ 11,305,695
Forward Foreign Exchange Contracts	-	(3,033,263)	-	-	(3,033,263)
	$ 6,136,553	$ 5,597,305	$ (2,978,978)	$ (482,448)	$ 8,272,432

Cash on deposit with brokers–  Cash held in the commodity trading accounts at clearing broker consists of either cash maintained in the custody of the broker, a portion of which is required margin for open positions, or amounts due to/from the broker for margin or unsettled trades. The Fund also holds cash in a non-interest bearing United States dollars (“USD”) commercial bank account. The Fund holds various currencies at the clearing broker, of which approximately $78,456,421 are held in USD as of September 30, 2012.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs  –  Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, and transaction and NFA fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $33,956,921 and $91,807,472, respectively.

4. INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2012, the Fund was invested in the following restricted securities:

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
Quantitative Global 3x Fund, Ltd.	2/10/2011	8,504,361	$ 7,566,879	$ 10,633,128	2.50%
The Tap Fund, Ltd.	1/3/2011	10,823,619	$ 10,769,434	$ 10,445,778	2.40%

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Princeton Fund Advisors, serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged 6800 Capital, LLC and Congress Asset Management Co. as the sub-advisors to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays 6800 Capital, LLC and Congress Asset Management Co. a sub-advisory fee, computed and accrued daily and paid monthly.

The Fund pays each Trading Advisor a management fee (the “Management Fee”) at an annual rate of between 0% and 2%, pursuant to each respective trading agreement, to be calculated and accrued monthly as a percentage of the designated account size payable in arrears as of the last business day of the month, regardless of the amount of assets deposited by the Fund with the clearing broker. The Designated Account Size is the amount communicated to each Trading Advisor by the Sponsor on its monthly trading level report, as the same may be revised from time to time by the Sponsor in its sole discretion upon notice to the Trading Advisor, plus or minus profits and losses as set forth in each trading agreement. The Fund incurred management fees of $3,633,041 for the six months ended September 30, 2012 of which $238,486 is payable at September 30, 2012.

Pursuant to each respective trading agreement, each Trading Advisor shall be entitled to a quarterly incentive fee (the “Incentive Fee”), ranging between 0% and 30%, annual rate, of new net profits (if positive) which consists of (i) the cumulative profits generated by the Trading Advisor for the Fund during the applicable quarter, including realized and unrealized profits, less (ii) (a) interest income generated by account during the applicable quarter, (b) all transaction costs and applicable the Fund related expenses incurred during the applicable quarter (including, but not limited to, the Management Fee), as determined by the sponsor in its reasonable discretion, and (c) the loss carryforward, if any. All Incentive Fees actually paid to each of the Trading Advisors will be retained by the Trading Advisor and will not be repaid even if subsequent losses are experienced. The Fund incurred incentive fees of $1,159,787 for the six months ended September 30, 2012, of which $1,160,043 was payable at September 30, 2012.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.20%, 2.95% and 1.95% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. For the year ended ended September 30, 2012, the Advisor waived fees and reimbursed expenses in the amount of $158,299.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.20%, 2.95% and 1.95% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.20% and 1.95% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 2.20%, 2.95% and 1.95%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Fund by the following dates:

3/31/2014	$197,927
3/31/2015	$316,352

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares.   The Distributor is an affiliate of GFS. For the six months ended September 30, 2012, the Distributor received $26,144 in underwriting commissions for sales of Class A shares, of which $3,633 was retained by the principal underwriter or other affiliated broker-dealers.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Trustees- Effective April 1, 2012, with the approval of the Board, the Fund pays a pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund pays it’s pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee and the lead independent trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of March 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Ordinary	Long-Term	and Late Year	Book/Tax	Loss	Appreciation/	Accumulated
Income	Capital Gains	Losses	Differences	Carry Forward	(Depreciation)	Earnings/(Deficits)
$ -	$ 968,284	$ (2,424,305)	$ (37,562,936)	$ -	$ (705,679)	$ (39,724,636)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax adjustments relating to the Fund’s holding in PFSF-SPC and CTAs.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $1,629,174.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

September 30, 2012 (Unaudited)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $795,131.

Permanent book and tax differences are primarily attributable to net operating losses, foreign currency losses and the Fund’s holdings in CTAs, resulted in reclassification for the year ended March 31, 2012 as follows: a decrease in paid in capital of $5,625,399; a decrease in accumulated net investment loss of $4,283,740 and a decrease in accumulated net realized loss from security transactions of $1,341,659.

7.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the consolidated financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

Princeton Futures Strategy Fund

EXPENSE EXAMPLES

September 30, 2012 (Unaudited)

As a shareholder of the Princeton Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Futures Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Princeton Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/1/12 – 9/30/12	Expense Ratio During Period+ 4/1/12 – 9/30/12
Class A	$1,000.00	$1,020.30	$11.14	2.20%
Class C	1,000.00	1,017.20	14.92	2.95
Class I	1,000.00	1022.40	9.89	1.95

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period* 4/1/12 – 9/30/12	Expense Ratio During Period+ 4/1/12 – 9/30/12
Class A	$1,000.00	$1,014.04	$11.11	2.20%
Class C	1,000.00	1,010.28	14.87	2.95
Class I	1,000.00	1,015.29	9.85	1.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

"Hypothetical" expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

+Annualized.

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION

September 30, 2012 (Unaudited)

Approval of Advisory Agreement –Princeton Futures Strategy Fund

In connection with a regular meeting held on March 25, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Mount Yale Asset Management, LLC* (“Mt Yale” or the “Adviser”) and the Trust, on behalf of Princeton Futures Strategy Fund (“Princeton” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because Princeton has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.80% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that Princeton’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Princeton for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of Princeton’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

* On July 1, 2011, Mount Yale Asset Management, LLC transferred its interests and obligations in Advisory Agreement to the Princeton Fund Advisors, LLC.

Princeton Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2012 (Unaudited)

Approval of Sub-Advisory Agreements - Princeton Futures Strategy Fund

In connection with a regular meeting held on March 25, 2010, the Board of the Northern Lights Fund Trust (the “Trust”), including a majority of the Independent Trustees, discussed the approval of the sub-advisory agreements between Mt Yale and 6800 Capital, LLC (“6800”), and separately between Mt Yale and Congress Asset Management Company, LLP (“Congress”) (the “Sub-Advisers”) on behalf of the Princeton Futures Strategy Fund (the “Sub-Advisory Agreements”)**. In considering the proposed Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements. These materials included: (a) information on the investment performance of the Sub-Advisers’ similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Advisers’ including information on (a) the overall organization of each Sub-Advisers’; (b) investment management staffing; and (c) the financial condition of each Sub-Advisers’.

In its consideration of the proposed Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreements include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of each Sub-Adviser research capabilities and the experience of its fund management personnel.  The Trustees concluded that each Sub-Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the experience of the portfolio managers and the prior performance of the Sub-Adviser’s with its existing accounts.  The Board concluded that each Sub-Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the 6800 would charge a fee equal to two-thirds of the advisory fee, based upon the average net assets of the Fund and Congress would charge a 0.20% annual sub-advisory fee, based upon the average net assets of the Fund. It was noted that the Sub-Adviser’s fee would be paid directly by Adviser based upon the Fund’s current management fee and there would be no increased ongoing cost to shareholders as a result of the Sub-Adviser’s appointment as the Fund’s Sub-Adviser. The Trustees concluded that the Fund’s sub-advisory fees was acceptable in light of the quality of the services the Fund expected to receive from each Sub-Adviser.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Sub-Advisory Agreements, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Sub-Advisers in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Sub-Advisers from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that each Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. Having requested and received such information from the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures is fair and reasonable and that approval of the Sub-Advisory Agreements is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Sub-Advisory Agreements.

** On July 1, 2011, Mount Yale Asset Management, LLC transferred its interests and obligations in the Sub-Advisory Agreements to Princeton Fund Advisors, LLC.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISOR

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

INVESTMENT SUB-ADVISORS

6800 Capital, L.L.C.

One Palmer Square, Suite 530

Princeton, NJ 08542

Congress Asset Management Co.

2 Seaport Lane, 5th Floor

Boston, MA 02210

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/7/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/7/12